Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost
Land	$ 2,510	$ 2,510
Buildings	8,055	8,055
Equipment	26,052	28,574
Furniture and fixtures	1,148	1,128
Leasehold improvements	3,150	3,228
Transportation equipment	673	659
Prepayment for property and equipment	9,929	10,166
	51,517	54,320
Accumulated depreciation
Buildings	1,577	1,396
Equipment	22,649	22,876
	28,478	28,178
	23,039	26,142	28,330
Furniture and Fixtures [Member]
Accumulated depreciation
Accumulated depreciation	935	893
Leasehold Improvements [Member]
Accumulated depreciation
Accumulated depreciation	2,724	2,473
Transportation Equipment [Member]
Accumulated depreciation
Accumulated depreciation	$ 593	$ 540